Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 20. Subsequent Events

On May 13, 2024, Arcadia Biosciences, Inc. (“Arcadia”) entered into an Asset Purchase Agreement with Pioneer Hi-Bred International, Inc. (“Pioneer”), an indirect, wholly-owned subsidiary of Corteva, Inc., pursuant to which on May 13, 2024 Arcadia sold or licensed to Pioneer certain patent and related rights associated with

Arcadia’s resistant starch durum wheat trait. Since 2017, Pioneer has worked to introgress the resistant starch durum wheat trait into elite germplasm lines. As consideration for the sale and license of the resistant starch durum wheat trait, Pioneer paid to Arcadia $4,000,000 in cash.

On May 14, 2024, Arcadia and its wholly-owned subsidiary Arcadia Wellness, LLC (“Wellness”) entered into an Asset Purchase Agreement (“Purchase Agreement”) with Above Food Corp., a corporation formed under the laws of Saskatchewan (“Parent”), and Above Food Ingredients Corp., a Delaware corporation and wholly owned subsidiary of Parent (“Buyer”). Pursuant to the Purchase Agreement, Arcadia and Wellness sold to Buyer certain assets relating to Arcadia’s GoodWheat business ("Purchased Assets”) and Arcadia transferred to Buyer $2,000,000 of cash. The Purchase Agreement includes a number customary provisions addressing matters such as closing deliverables, representations and warranties, covenants, survival of the representations and warranties for a period of time after the closing, and indemnification obligations. The transactions contemplated by the Purchased Agreement closed on May 14, 2024.

As consideration for the Purchased Assets and the $2,000,000 cash payment, Parent and Buyer issued a promissory note, dated May 14, 2024, in favor of Arcadia and in the original principal amount of $6,000,000 (“Promissory Note”). The Promissory Note has a term of three years and accrues interest at the prime rate. On each of the first, second and third anniversaries of the Promissory Note, accrued interest and $2,000,000 of principal are payable to Arcadia. Buyer, Parent and Arcadia entered into a Security Agreement, dated May 14, 2024, pursuant to which Buyer and Parent granted Arcadia a security interest in certain Purchased Assets other than inventory to secure Buyer’s and Parent’s obligations to Arcadia under the Promissory Note.